Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		12 Months Ended													3 Months Ended	12 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Title Plant	Dec. 31, 2012 Title Plant	Dec. 31, 2011 Title Plant	Dec. 31, 2013 Agent premium lag accrual	Dec. 31, 2012 Agent premium lag accrual	Dec. 31, 2011 Agent premium lag accrual	Dec. 31, 2013 ABRH [Member]	Dec. 31, 2013 Remy	Sep. 30, 2013 Remy	Mar. 31, 2014 Remy Acquisition of USA [Member]	Mar. 31, 2014 LPS Acquisition [Member]	Dec. 31, 2013 LPS Acquisition [Member]	Mar. 31, 2014 Cash [Member] LPS Acquisition [Member]	Mar. 31, 2014 Common Stock LPS Acquisition [Member]
New Accounting Pronouncements or Change in Accounting Principle
Business Acquisition, Share Price															$ 40,000,000	$ 37.14
Business Acquisition, Percentage of Voting Interests Acquired												55.00%	51.00%	51.00%		65.00%
Equity Method Investment, Ownership Percentage												45.00%		47.00%
Goodwill, Impairment Loss			$ 0
Impairment of Intangible Assets (Excluding Goodwill)			0
Other Asset Impairment Charges						4,000,000	13,000,000	3,000,000
Deposits	507,000,000		588,000,000	528,000,000
Agent commission split rate									76.10%	76.20%	77.10%
Provision for title insurance claims on current year policies			7.00%	6.80%
Change in agency premium accrual									7,000,000	1,000,000	8,000,000
Agency premium accrual									74,000,000	90,000,000
Agency title insurance premiums	404,000,000	524,000,000	2,352,000,000	2,101,000,000	1,830,000,000				364,000,000	438,000,000
Accrued agent commissions									290,000,000	348,000,000
Disposal Group, Including Discontinued Operation, Revenue		8,000,000	8,000,000	36,000,000	41,000,000
Pre-tax earnings from discontinued operations included in results of operations		(1,000,000)	(1,000,000)	9,000,000
Payments to Acquire Businesses, Net of Cash Acquired			25,000,000	26,000,000	0											2,248,000,000	28.10	28.10
Stock Issued During Period, Value, Acquisitions	839,000,000															839,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	26,000,000															25,920,078	9.04		9.04
Payments to Acquire Businesses, Gross			$ 25,000,000	$ 254,000,000	$ 0											$ 3,400,000,000